Consolidated Statements of Operations (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net sales:
Related companies	¥ 211,589	¥ 209,938	¥ 223,231
Other	8,481,083	7,208,042	7,542,276
Total net sales	8,692,672	7,417,980	7,765,507
Cost of sales (Notes 4, 16 and 17)	(6,389,180)	(5,341,059)	(5,667,287)
Selling, general and administrative expenses (Note 16)	(1,998,238)	(1,886,468)	(2,025,347)
Interest income	11,593	12,348	23,477
Dividends received	6,323	6,746	11,486
Other income (Notes 5, 6 and 17)	59,050	47,896	52,709
Interest expense	(27,524)	(25,718)	(19,386)
Other deductions (Notes 2, 4, 5, 7, 8, 15, 16, 17 and 18)	(175,889)	(261,040)	(523,793)
Income (loss) before income taxes	178,807	(29,315)	(382,634)
Provision for income taxes (Note 11):
Current	88,910	58,147	61,840
Deferred	14,100	83,686	(24,482)
Total income taxes	103,010	141,833	37,358
Equity in earnings of associated companies (Note 4)	9,800	481	16,149
Net income (loss)	85,597	(170,667)	(403,843)
Less net income (loss) attributable to noncontrolling interests	11,580	(67,202)	(24,882)
Net income (loss) attributable to Panasonic Corporation	¥ 74,017	¥ (103,465)	¥ (378,961)
Net income (loss) per share attributable to Panasonic Corporation common shareholders (Note 14):
Basic	¥ 35.75	¥ (49.97)	¥ (182.25)
Diluted			¥ (182.25)